Shareholder Report, Line Graph (Details) 190294_Aptus International Enhanced Yield ETF_TF_TSR Annual {TF} - USD ($)						12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Jul. 22, 2021	Apr. 30, 2026
Aptus International Enhanced Yield ETF
Account Value [Line Items]
Line Graph and Table Measure Name						Aptus International Enhanced Yield ETF NAV
Accumulated Value	$ 9,744	$ 8,858	$ 8,341	$ 8,765	$ 10,000	$ 13,028
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI AC WORLD INDEX ex USA Net (USD)
Accumulated Value	$ 11,182	$ 9,990	$ 9,138	$ 8,868	$ 10,000	$ 14,782